Notes Payable and Capital Leases - Schedule of Lease Payments (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Total minimum payments
Xing Group [Member] | Notes Payable [Member]
2016	$ 91,615	183,231
2017	183,231	183,231
2018	2,136,408	2,136,408
2019
Total minimum payments	2,411,254	2,502,870
Less amounts representing interest	222,742	273,358
Present value of minimum payments	2,188,512	2,229,512
Less current portion	90,022	100,019
Long-term portion	2,098,490	2,129,493
Xing Group [Member] | Capital Leases [Member]
2016	64,051	133,208
2017	30,475	30,475
2018	28,288	28,288
2019	11,568	11,568
Total minimum payments	134,382	203,539
Less amounts representing interest	5,444	7,997
Present value of minimum payments	128,938	195,542
Less current portion	48,540	129,155
Long-term portion	$ 80,398	$ 66,387